COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                           (collectively, the "Funds")
                Supplement to Prospectuses dated March 1, 2005
                 Replacing Supplement dated March 18, 2005



   At a meeting held on September 16, 2005, shareholders of record of the Columbia Florida Intermediate Municipal Bond Fund approved the reorganization of Columbia Florida Intermediate Municipal Bond Fund into Nations Florida Intermediate Municipal Bond Fund. Effective September 19, 2005, all references to Columbia Florida Intermediate Municipal Bond Fund in the Prospectuses are removed.



SUP-47/90530-0905                                            September 19, 2005